Derivative Financial Instruments and Hedging - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	$ 2	¥ 181	¥ (211)	¥ 824
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2013	10	852
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	$ (3)	¥ (265)	¥ (231)	¥ (307)